Guarantees, Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments Guarantees and Contingent Liabilities [Abstract]
Schedule of estimated undiscounted potential future payments for guarantees
The following table provides the estimated undiscounted amount of potential future payments for each major group of guarantees at December 31, 2012:

(in Millions)
Guarantees:
Guarantees of vendor financing	$31.4
Foreign equity method investment debt guarantees	6.7
Other debt guarantees	16.9
Total	$55.0